Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Gross		$ 11	$ 11
Less - accumulated depreciation		(5)	(4)
Property and Equipment, Net	$ 16	6	7
Computers and Software [Member]
Property and Equipment, Gross		1	1
Furniture and Equipment [Member]
Property and Equipment, Gross		$ 10	$ 10